Prospectus and Statement of Additional Information

                         Supplement dated Oct. 3, 2005*

Product Name                                                   Prospectus Form #   SAI Form #           Date
IDS Life of New York Flexible Annuity                              S-6175 W         S-6336 C           4/29/05

On Feb. 1, 2005, American Express Company (American Express) announced plans to pursue a spin off to American Express shareholders of its American Express Financial Advisors unit. On Aug. 1, 2005 several of the companies offering the products and services of the American Express Financial Advisors unit changed their names in anticipation of their separation from American Express. American Express Financial Corporation changed its name to Ameriprise Financial, Inc. (Ameriprise Financial). Ameriprise Financial is the parent company of the Ameriprise Financial family of companies, including IDS Life Insurance Company (IDS Life). IDS Life is the parent company of IDS Life Insurance Company of New York, the issuer of the annuity contract described in the prospectus. American Express Financial Advisors Inc., the distributor of the annuity contract described in the prospectus, changed its name to Ameriprise Financial Services, Inc., a wholly owned subsidiary of Ameriprise Financial.

As part of a corporate reorganization, Ameriprise Financial also introduced the RiverSource(SM) brand. The RiverSource brand represents Ameriprise Financial's products. Accordingly, on Oct. 1, 2005, the RiverSource brand replaced "American Express" and "AXP" in the name of the American Express(R) Variable Portfolio Funds and certain funds changed their names as indicated in the following table. In addition, the fee tables have been restated to reflect current fees.

                                     -- 2 --

Minimum and maximum total operating expenses for the funds

(Including management fee, distribution and/or service (12b-1) fees and other expenses).

                                                                              Minimum        Maximum
Total expenses before fee waivers and/or expense reimbursements              0.72%(1)         1.24%

Total annual operating expenses for each fund

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)

                                                                            Management    Distribution     Other
Fund (Old Name / New Name)                                                     fees       (12b-1) fees   expenses    Total
AXP(R) Variable Portfolio - Cash Management Fund /
RiverSource(SM) Variable Portfolio - Cash Management Fund                      0.51%        0.13%        0.08%     0.72%(1)
AXP(R) Variable Portfolio - Diversified Bond Fund /
RiverSource(SM) Variable Portfolio - Diversified Bond Fund                     0.60%        0.13%        0.10%     0.83%(1)
AXP(R) Variable Portfolio - Diversified Equity Income Fund /
RiverSource(SM) Variable Portfolio - Diversified Equity Income Fund            0.64%        0.13%        0.11%     0.88%(1)
AXP(R) Variable Portfolio - Equity Select Fund /
RiverSource(SM) Variable Portfolio - Mid Cap Growth Fund                       0.57%        0.13%        0.15%     0.85%(1),(2)
AXP(R) Variable Portfolio - Global Bond Fund /
RiverSource(SM) Variable Portfolio - Global Bond Fund                          0.83%        0.13%        0.14%     1.10%(1)
AXP(R) Variable Portfolio - Growth Fund /
RiverSource(SM) Variable Portfolio - Growth Fund                               0.55%        0.13%        0.18%     0.86%(1)
AXP(R) Variable Portfolio - High Yield Bond Fund /
RiverSource(SM) Variable Portfolio - High Yield Bond Fund                      0.62%        0.13%        0.09%     0.84%(1)
AXP(R) Variable Portfolio - Large Cap Equity Fund /
RiverSource(SM) Variable Portfolio - Large Cap Equity Fund                     0.65%        0.13%        0.08%     0.86%(1)
AXP(R) Variable Portfolio - Managed Fund /
RiverSource(SM) Variable Portfolio - Balanced Fund                             0.59%        0.13%        0.08%     0.80%(1)
AXP(R) Variable Portfolio - New Dimensions Fund(R) /
RiverSource(SM) Variable Portfolio - New Dimensions Fund(R)                    0.53%        0.13%        0.07%     0.73%(1)
AXP(R) Variable Portfolio - Strategy Aggressive Fund /
RiverSource(SM) Variable Portfolio - Strategy Aggressive Fund                  0.51%        0.13%        0.08%     0.72%(1)
AXP(R) Variable Portfolio - Threadneedle International Fund /
RiverSource(SM) Variable Portfolio - International Opportunity Fund            0.75%        0.13%        0.12%     1.00%(1)

(1) The fund's expense figures are based on actual expenses for the fiscal year ended Aug. 31, 2004 adjusted to reflect current fees.

(2) RiverSource Investments and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Aug. 31, 2006, unless sooner terminated at the discretion of the fund's Board. Any amount waived will not be reimbursed by the fund. Under this agreement, net expenses, before giving effect to any performance incentive adjustment, will not exceed 1.10% for RiverSource(SM) Variable Portfolio - Mid Cap Growth Fund.

RiverSource also is used for certain subsidiaries of Ameriprise Financial that provide services in connection with the annuity contract. On Oct. 1, 2005, RiverSource Investments, LLC, a wholly owned subsidiary of Ameriprise Financial, replaced Ameriprise Financial as the investment adviser of the RiverSource Variable Portfolio Funds. The full transition to the RiverSource name will be substantially completed in the fourth quarter 2005, and will be subsequently communicated to contract owners, as appropriate.

The separation of the American Express Financial Advisors unit from American Express was completed on Sept. 30, 2005. Ameriprise Financial and its subsidiaries are no longer affiliated with American Express. Ameriprise Financial is now an independent company trading under the ticker symbol AMP with a board of directors and management that are separate from American Express.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE CURRENT PROSPECTUS FOR YOUR PRODUCT.

                                     -- 3 --

                  Prospectus and Statement of Additional Information

                         Supplement dated Oct. 3, 2005*

Product Name                                                   Prospectus Form #   SAI Form #           Date
IDS Life of New York Flexible Portfolio Annuity                    S-6163 L         S-6343 C           4/29/05

On Feb. 1, 2005, American Express Company (American Express) announced plans to pursue a spin off to American Express shareholders of its American Express Financial Advisors unit. On Aug. 1, 2005 several of the companies offering the products and services of the American Express Financial Advisors unit changed their names in anticipation of their separation from American Express. American Express Financial Corporation changed its name to Ameriprise Financial, Inc. (Ameriprise Financial). Ameriprise Financial is the parent company of the Ameriprise Financial family of companies, including IDS Life Insurance Company (IDS Life). IDS Life is the parent company of IDS Life Insurance Company of New York, the issuer of the annuity contract described in the prospectus. American Express Financial Advisors Inc., the distributor of the annuity contract described in the prospectus, changed its name to Ameriprise Financial Services, Inc., a wholly owned subsidiary of Ameriprise Financial.

As part of a corporate reorganization, Ameriprise Financial also introduced the RiverSource(SM) brand. The RiverSource brand represents Ameriprise Financial's products. Accordingly, on Oct. 1, 2005, the RiverSource brand replaced "American Express" and "AXP" in the name of the American Express(R) Variable Portfolio Funds and certain funds changed their names as indicated in the following table. In addition, the fee tables have been restated to reflect current fees.

Minimum and maximum total operating expenses for the funds

(Including management fee, distribution and/or service (12b-1) fees and other expenses).

                                                                              Minimum        Maximum
Total expenses before fee waivers and/or expense reimbursements              0.72%(1)         1.54%

Total annual operating expenses for each fund

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)

                                                                            Management    Distribution     Other
Fund (Old Name / New Name)                                                     fees       (12b-1) fees   expenses    Total
AXP(R) Variable Portfolio - Cash Management Fund /
RiverSource(SM) Variable Portfolio - Cash Management Fund                      0.51%        0.13%        0.08%     0.72%(1)
AXP(R) Variable Portfolio - Diversified Bond Fund /
RiverSource(SM) Variable Portfolio - Diversified Bond Fund                     0.60%        0.13%        0.10%     0.83%(1)
AXP(R) Variable Portfolio - Global Bond Fund /
RiverSource(SM) Variable Portfolio - Global Bond Fund                          0.83%        0.13%        0.14%     1.10%(1)
AXP(R) Variable Portfolio - High Yield Bond Fund /
RiverSource(SM) Variable Portfolio - High Yield Bond Fund                      0.62%        0.13%        0.09%     0.84%(1)
AXP(R) Variable Portfolio - Large Cap Equity Fund /
RiverSource(SM) Variable Portfolio - Large Cap Equity Fund                     0.65%        0.13%        0.08%     0.86%(1)
AXP(R) Variable Portfolio - Managed Fund /
RiverSource(SM) Variable Portfolio - Balanced Fund                             0.59%        0.13%        0.08%     0.80%(1)
AXP(R) Variable Portfolio - New Dimensions Fund(R) /
RiverSource(SM) Variable Portfolio - New Dimensions Fund(R)                    0.53%        0.13%        0.07%     0.73%(1)
AXP(R) Variable Portfolio - Strategy Aggressive Fund /
RiverSource(SM) Variable Portfolio - Strategy Aggressive Fund                  0.51%        0.13%        0.08%     0.72%(1)
AXP(R) Variable Portfolio - Threadneedle International Fund /
RiverSource(SM) Variable Portfolio - International Opportunity Fund            0.75%        0.13%        0.12%     1.00%(1)

(1) The fund's expense figures are based on actual expenses for the fiscal year ended Aug. 31, 2004 adjusted to reflect current fees.

RiverSource also is used for certain subsidiaries of Ameriprise Financial that provide services in connection with the annuity contract. On Oct. 1, 2005, RiverSource Investments, LLC, a wholly owned subsidiary of Ameriprise Financial, replaced Ameriprise Financial as the investment adviser of the RiverSource Variable Portfolio Funds. The full transition to the RiverSource name will be substantially completed in the fourth quarter 2005, and will be subsequently communicated to contract owners, as appropriate.

The separation of the American Express Financial Advisors unit from American Express was completed on Sept. 30, 2005. Ameriprise Financial and its subsidiaries are no longer affiliated with American Express. Ameriprise Financial is now an independent company trading under the ticker symbol AMP with a board of directors and management that are separate from American Express.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE CURRENT PROSPECTUS FOR YOUR PRODUCT.

                                     -- 4 --

                  Prospectus and Statement of Additional Information

                         Supplement dated Oct. 3, 2005*

Product Name                                                   Prospectus Form #   SAI Form #           Date
American Express Retirement Advisor Variable Annuity(R)            S-6471 G         S-6343 C           4/29/05

On Feb. 1, 2005, American Express Company (American Express) announced plans to pursue a spin off to American Express shareholders of its American Express Financial Advisors unit. On Aug. 1, 2005 several of the companies offering the products and services of the American Express Financial Advisors unit changed their names in anticipation of their separation from American Express. American Express Financial Corporation changed its name to Ameriprise Financial, Inc. (Ameriprise Financial). Ameriprise Financial is the parent company of the Ameriprise Financial family of companies, including IDS Life Insurance Company (IDS Life). IDS Life is the parent company of IDS Life Insurance Company of New York, the issuer of the annuity contract described in the prospectus. American Express Financial Advisors Inc., the distributor of the annuity contract described in the prospectus, changed its name to Ameriprise Financial Services, Inc., a wholly owned subsidiary of Ameriprise Financial.

As part of a corporate reorganization, Ameriprise Financial also introduced the RiverSource(SM) brand. The RiverSource brand represents Ameriprise Financial's products. Accordingly, RiverSource replaced "American Express" in the name of the annuity contract as follows:

Old Annuity Name                       New Annuity Name
-------------------------------------- -----------------------------------------
American Express Retirement Advisor    RiverSource(SM) Retirement Advisor
Variable Annuity(R)                    Variable Annuity
-------------------------------------- -----------------------------------------

On Oct. 1, 2005, the RiverSource brand replaced "American Express" and "AXP" in the name of the American Express(R) Variable Portfolio Funds and certain funds changed their names as indicated in the following table. In addition, the fee tables have been restated to reflect current fees.

Minimum and maximum total operating expenses for the funds

(Including management fee, distribution and/or service (12b-1) fees and other expenses).
                                                                              Minimum        Maximum
Total expenses before fee waivers and/or expense reimbursements              0.55%(1)       2.86%(1)

Total annual operating expenses for each fund

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)

                                                                            Management    Distribution     Other
Fund (Old Name / New Name)                                                     fees       (12b-1) fees   expenses    Total
AXP(R) Variable Portfolio - Cash Management Fund /
RiverSource(SM) Variable Portfolio - Cash Management Fund                      0.51%        0.13%        0.08%     0.72%(1)
AXP(R) Variable Portfolio - Core Bond Fund /
RiverSource(SM) Variable Portfolio - Core Bond Fund                            0.63%        0.13%        0.39%     1.15%(1),(2)
AXP(R) Variable Portfolio - Diversified Bond Fund /
RiverSource(SM) Variable Portfolio - Diversified Bond Fund                     0.60%        0.13%        0.10%     0.83%(1)
AXP(R) Variable Portfolio - Diversified Equity Income Fund /
RiverSource(SM) Variable Portfolio - Diversified Equity Income Fund            0.64%        0.13%        0.11%     0.88%(1)
AXP(R) Variable Portfolio - Equity Select Fund /
RiverSource(SM) Variable Portfolio - Mid Cap Growth Fund                       0.57%        0.13%        0.15%     0.85%(1),(2)
AXP(R) Variable Portfolio - Global Bond Fund /
RiverSource(SM) Variable Portfolio - Global Bond Fund                          0.83%        0.13%        0.14%     1.10%(1)
AXP(R) Variable Portfolio - Global Inflation Protected Securities Fund(3) /
RiverSource(SM) Variable Portfolio - Global Inflation Protected
Securities Fund                                                                0.49%        0.13%        0.18%     0.80%(1),(2)
AXP(R) Variable Portfolio - Growth Fund /
RiverSource(SM) Variable Portfolio - Growth Fund                               0.55%        0.13%        0.18%     0.86%(1)
AXP(R) Variable Portfolio - High Yield Bond Fund /
RiverSource(SM) Variable Portfolio - High Yield Bond Fund                      0.62%        0.13%        0.09%     0.84%(1)
AXP(R) Variable Portfolio - Income Opportunities Fund /
RiverSource(SM) Variable Portfolio - Income Opportunities Fund                 0.64%        0.13%        0.80%     1.57%(1),(2)

                                     -- 5 --

Total annual operating expenses for each fund (continued)

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)

                                                                            Management    Distribution     Other
Fund (Old Name / New Name)                                                     fees       (12b-1) fees   expenses    Total
AXP(R) Variable Portfolio - Large Cap Equity Fund /
RiverSource(SM) Variable Portfolio - Large Cap Equity Fund                     0.65%        0.13%        0.08%     0.86%(1)
AXP(R) Variable Portfolio - Large Cap Value Fund /
RiverSource(SM) Variable Portfolio - Large Cap Value Fund                      0.63%        0.13%        2.10%     2.86%(1),(2)
AXP(R) Variable Portfolio - Managed Fund /
RiverSource(SM) Variable Portfolio - Balanced Fund                             0.59%        0.13%        0.08%     0.80%(1)
AXP(R) Variable Portfolio - Mid Cap Value Fund /
RiverSource(SM) Variable Portfolio - Mid Cap Value Fund                        0.73%        0.13%        0.53%     1.39%(1),(2)
AXP(R) Variable Portfolio - New Dimensions Fund(R) /
RiverSource(SM) Variable Portfolio - New Dimensions Fund(R)                    0.53%        0.13%        0.07%     0.73%(1)
AXP(R) Variable Portfolio - Partners Select Value Fund /
RiverSource(SM) Variable Portfolio - Select Value Fund                         0.81%        0.13%        1.03%     1.97%(1),(2)
AXP(R) Variable Portfolio - S&P 500 Index Fund /
RiverSource(SM) Variable Portfolio - S&P 500 Index Fund                        0.29%        0.13%        0.13%     0.55%(1),(2)
AXP(R) Variable Portfolio - Short Duration U.S. Government Fund /
RiverSource(SM) Variable Portfolio - Short Duration U.S. Government Fund       0.61%        0.13%        0.10%     0.84%(1)
AXP(R) Variable Portfolio - Small Cap Advantage Fund /
RiverSource(SM) Variable Portfolio - Small Cap Advantage Fund                  0.85%        0.13%        0.14%     1.12%(1)
AXP(R) Variable Portfolio - Strategy Aggressive Fund /
RiverSource(SM) Variable Portfolio - Strategy Aggressive Fund                  0.51%        0.13%        0.08%     0.72%(1)
AXP(R) Variable Portfolio - Threadneedle Emerging Markets Fund /
RiverSource(SM) Variable Portfolio - Emerging Markets Fund                     1.11%        0.13%        0.41%     1.65%(1),(2)
AXP(R) Variable Portfolio - Threadneedle International Fund /
RiverSource(SM) Variable Portfolio - International Opportunity Fund            0.75%        0.13%        0.12%     1.00%(1)
Lazard Retirement International Equity Portfolio                               0.75%        0.25%        0.29%     1.29%(4)

(1) The fund's expense figures are based on actual expenses for the fiscal year ended Aug. 31, 2004 adjusted to reflect current fees.

(2) RiverSource Investments and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Aug. 31, 2006, unless sooner terminated at the discretion of the fund's Board. Any amount waived will not be reimbursed by the fund. Under this agreement, net expenses, before giving effect to any performance incentive adjustment, will not exceed: 0.95% for RiverSource(SM) Variable Portfolio - Core Bond Fund, 1.75% for RiverSource(SM) Variable Portfolio - Emerging Markets Fund, 0.75% for RiverSource(SM) Variable Portfolio - Global Inflation Protected Securities Fund, 0.99% for RiverSource(SM) Variable Portfolio - Income Opportunities Fund, 1.05% for RiverSource(SM) Variable Portfolio - Large Cap Value Fund, 1.10% for RiverSource(SM) Variable Portfolio - Mid Cap Growth Fund, 1.08% for RiverSource(SM) Variable Portfolio - Mid Cap Value Fund, 1.15% for RiverSource(SM) Variable Portfolio - Select Value Fund and 0.495% for RiverSource(SM) Variable Portfolio - S&P 500 Index Fund.

(3) AXP(R) Variable Portfolio - Inflation Protected Securities Fund changed to AXP(R) Variable Portfolio - Global Inflation Protected Securities Fund on Sept. 12, 2005.

(4) The fund's expense figures are based on actual expenses for the fiscal year ended Dec. 31, 2004 adjusted to reflect current fees.

RiverSource also is used for certain subsidiaries of Ameriprise Financial that provide services in connection with the annuity contract. On Oct. 1, 2005, RiverSource Investments, LLC, a wholly owned subsidiary of Ameriprise Financial, replaced Ameriprise Financial as the investment adviser of the RiverSource Variable Portfolio Funds. The full transition to the RiverSource name will be substantially completed in the fourth quarter 2005, and will be subsequently communicated to contract owners, as appropriate.

The separation of the American Express Financial Advisors unit from American Express was completed on Sept. 30, 2005. Ameriprise Financial and its subsidiaries are no longer affiliated with American Express. Ameriprise Financial is now an independent company trading under the ticker symbol AMP with a board of directors and management that are separate from American Express.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE CURRENT PROSPECTUS FOR YOUR PRODUCT.

                                     -- 6 --

                  Prospectus and Statement of Additional Information

                         Supplement dated Oct. 3, 2005*

Product Name                                                                    Prospectus Form #    SAI Form #          Date
American Express Retirement Advisor Advantage(R) Variable Annuity /
   American Express Retirement Advisor Select Variable Annuity(R)                   S-6410 E          S-6343 C          4/29/05

On Feb. 1, 2005, American Express Company (American Express) announced plans to pursue a spin off to American Express shareholders of its American Express Financial Advisors unit. On Aug. 1, 2005 several of the companies offering the products and services of the American Express Financial Advisors unit changed their names in anticipation of their separation from American Express. American Express Financial Corporation changed its name to Ameriprise Financial, Inc. (Ameriprise Financial). Ameriprise Financial is the parent company of the Ameriprise Financial family of companies, including IDS Life Insurance Company (IDS Life). IDS Life is the parent company of IDS Life Insurance Company of New York, the issuer of the annuity contract described in the prospectus. American Express Financial Advisors Inc., the distributor of the annuity contract described in the prospectus, changed its name to Ameriprise Financial Services, Inc., a wholly owned subsidiary of Ameriprise Financial.

As part of a corporate reorganization, Ameriprise Financial also introduced the RiverSource(SM) brand. The RiverSource brand represents Ameriprise Financial's products. Accordingly, RiverSource replaced "American Express" in the name of the annuity contract as follows:

Old Annuity Name                       New Annuity Name
-------------------------------------- --------------------------------------
American Express Retirement Advisor    RiverSource(SM) Retirement Advisor
Advantage(R) Variable Annuity /        Advantage Variable Annuity /
American Express Retirement Advisor    RiverSource(SM) Retirement Advisor
Select Variable Annuity(R)             Select  Variable Annuity
-------------------------------------- --------------------------------------

On Oct. 1, 2005, the RiverSource brand replaced "American Express" and "AXP" in the name of the American Express(R) Variable Portfolio Funds and certain funds changed their names as indicated in the following chart. In addition, the fee tables have been restated to reflect current fees.

Minimum and maximum total operating expenses for the funds

(Including management fee, distribution and/or service (12b-1) fees and other expenses).

                                                                              Minimum        Maximum
Total expenses before fee waivers and/or expense reimbursements              0.55%(1)       2.86%(1)

Total annual operating expenses for each fund

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)

                                                                            Management    Distribution     Other
Fund (Old Name / New Name)                                                     fees       (12b-1) fees   expenses    Total
AXP(R) Variable Portfolio - Cash Management Fund /
RiverSource(SM) Variable Portfolio - Cash Management Fund                      0.51%        0.13%        0.08%     0.72%(1)
AXP(R) Variable Portfolio - Core Bond Fund /
RiverSource(SM) Variable Portfolio - Core Bond Fund                            0.63%        0.13%        0.39%     1.15%(1),(2)
AXP(R) Variable Portfolio - Diversified Bond Fund /
RiverSource(SM) Variable Portfolio - Diversified Bond Fund                     0.60%        0.13%        0.10%     0.83%(1)
AXP(R) Variable Portfolio - Diversified Equity Income Fund /
RiverSource(SM) Variable Portfolio - Diversified Equity Income Fund            0.64%        0.13%        0.11%     0.88%(1)
AXP(R) Variable Portfolio - Equity Select Fund /
RiverSource(SM) Variable Portfolio - Mid Cap Growth Fund                       0.57%        0.13%        0.15%     0.85%(1),(2)
AXP(R) Variable Portfolio - Global Bond Fund /
RiverSource(SM) Variable Portfolio - Global Bond Fund                          0.83%        0.13%        0.14%     1.10%(1)
AXP(R) Variable Portfolio - Global Inflation Protected Securities Fund(3) /
RiverSource(SM) Variable Portfolio - Global Inflation Protected
Securities Fund                                                                0.49%        0.13%        0.18%     0.80%(1),(2)
AXP(R) Variable Portfolio - Growth Fund /
RiverSource(SM) Variable Portfolio - Growth Fund                               0.55%        0.13%        0.18%     0.86%(1)

                                    -- 7 --

Total annual operating expenses for each fund (continued)

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)

                                                                            Management    Distribution     Other
Fund (Old Name / New Name)                                                     fees       (12b-1) fees   expenses    Total
AXP(R) Variable Portfolio - High Yield Bond Fund /
RiverSource(SM) Variable Portfolio - High Yield Bond Fund                      0.62%        0.13%        0.09%     0.84%(1)
AXP(R) Variable Portfolio - Income Opportunities Fund /
RiverSource(SM) Variable Portfolio - Income Opportunities Fund                 0.64%        0.13%        0.80%     1.57%(1),(2)
AXP(R) Variable Portfolio - Large Cap Equity Fund /
RiverSource(SM) Variable Portfolio - Large Cap Equity Fund                     0.65%        0.13%        0.08%     0.86%(1)
AXP(R) Variable Portfolio - Large Cap Value Fund /
RiverSource(SM) Variable Portfolio - Large Cap Value Fund                      0.63%        0.13%        2.10%     2.86%(1),(2)
AXP(R) Variable Portfolio - Managed Fund /
RiverSource(SM) Variable Portfolio - Balanced Fund                             0.59%        0.13%        0.08%     0.80%(1)
AXP(R) Variable Portfolio - Mid Cap Value Fund /
RiverSource(SM) Variable Portfolio - Mid Cap Value Fund                        0.73%        0.13%        0.53%     1.39%(1),(2)
AXP(R) Variable Portfolio - New Dimensions Fund(R) /
RiverSource(SM) Variable Portfolio - New Dimensions Fund(R)                    0.53%        0.13%        0.07%     0.73%(1)
AXP(R) Variable Portfolio - Partners Select Value Fund /
RiverSource(SM) Variable Portfolio - Select Value Fund                         0.81%        0.13%        1.03%     1.97%(1),(2)
AXP(R) Variable Portfolio - Partners Small Cap Value Fund /
RiverSource(SM) Variable Portfolio - Small Cap Value Fund                      0.94%        0.13%        0.20%     1.27%(1),(2)
AXP(R) Variable Portfolio - S&P 500 Index Fund /
RiverSource(SM) Variable Portfolio - S&P 500 Index Fund                        0.29%        0.13%        0.13%     0.55%(1),(2)
AXP(R) Variable Portfolio - Short Duration U.S. Government Fund /
RiverSource(SM) Variable Portfolio - Short Duration U.S. Government Fund       0.61%        0.13%        0.10%     0.84%(1)
AXP(R) Variable Portfolio - Small Cap Advantage Fund /
RiverSource(SM) Variable Portfolio - Small Cap Advantage Fund                  0.85%        0.13%        0.14%     1.12%(1)
AXP(R) Variable Portfolio - Strategy Aggressive Fund /
RiverSource(SM) Variable Portfolio - Strategy Aggressive Fund                  0.51%        0.13%        0.08%     0.72%(1)
AXP(R) Variable Portfolio - Threadneedle Emerging Markets Fund /
RiverSource(SM) Variable Portfolio - Emerging Markets Fund                     1.11%        0.13%        0.41%     1.65%(1),(2)
AXP(R) Variable Portfolio - Threadneedle International Fund /
RiverSource(SM) Variable Portfolio - International Opportunity Fund            0.75%        0.13%        0.12%     1.00%(1)
Lazard Retirement International Equity Portfolio                               0.75%        0.25%        0.29%     1.29%(4)

(1) The fund's expense figures are based on actual expenses for the fiscal year ended Aug. 31, 2004 adjusted to reflect current fees.

(2) RiverSource Investments and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Aug. 31, 2006, unless sooner terminated at the discretion of the fund's Board. Any amount waived will not be reimbursed by the fund. Under this agreement, net expenses, before giving effect to any performance incentive adjustment, will not exceed: 0.95% for RiverSource(SM) Variable Portfolio - Core Bond Fund, 1.75% for RiverSource(SM) Variable Portfolio - Emerging Markets Fund, 0.75% for RiverSource(SM) Variable Portfolio - Global Inflation Protected Securities Fund, 0.99% for RiverSource(SM) Variable Portfolio - Income Opportunities Fund, 1.05% for RiverSource(SM) Variable Portfolio - Large Cap Value Fund, 1.10% for RiverSource(SM) Variable Portfolio - Mid Cap Growth Fund, 1.08% for RiverSource(SM) Variable Portfolio - Mid Cap Value Fund, 1.15% for RiverSource(SM) Variable Portfolio - Select Value Fund, 1.30% for RiverSource(SM) Variable Portfolio - Small Cap Value Fund and 0.495% for RiverSource(SM) Variable Portfolio - S&P 500 Index Fund.

(3) AXP(R) Variable Portfolio - Inflation Protected Securities Fund changed to AXP(R) Variable Portfolio - Global Inflation Protected Securities Fund on Sept. 12, 2005.

(4) The fund's expense figures are based on actual expenses for the fiscal year ended Dec. 31, 2004 adjusted to reflect current fees.

RiverSource also is used for certain subsidiaries of Ameriprise Financial that provide services in connection with the annuity contract. On Oct. 1, 2005, RiverSource Investments, LLC, a wholly owned subsidiary of Ameriprise Financial, replaced Ameriprise Financial as the investment adviser of the RiverSource Variable Portfolio Funds. The full transition to the RiverSource name will be substantially completed in the fourth quarter 2005, and will be subsequently communicated to contract owners, as appropriate.

The separation of the American Express Financial Advisors unit from American Express was completed on Sept. 30, 2005. Ameriprise Financial and its subsidiaries are no longer affiliated with American Express. Ameriprise Financial is now an independent company trading under the ticker symbol AMP with a board of directors and management that are separate from American Express.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE CURRENT PROSPECTUS FOR YOUR PRODUCT.

                                     -- 8 --

               Prospectus and Statement of Additional Information

                         Supplement dated Oct. 3, 2005*

Product Name                                                   Prospectus Form #   SAI Form #           Date
American Express Retirement Advisor Advantage Plus(R)
  Variable Annuity / American Express Retirement Advisor
  Select Plus(R) Variable Annuity                                  S-6362 C         S-6343 C           4/29/05

On Feb. 1, 2005, American Express Company (American Express) announced plans to pursue a spin off to American Express shareholders of its American Express Financial Advisors unit. On Aug. 1, 2005 several of the companies offering the products and services of the American Express Financial Advisors unit changed their names in anticipation of their separation from American Express. American Express Financial Corporation changed its name to Ameriprise Financial, Inc. (Ameriprise Financial). Ameriprise Financial is the parent company of the Ameriprise Financial family of companies, including IDS Life Insurance Company (IDS Life). IDS Life is the parent company of IDS Life Insurance Company of New York, the issuer of the annuity contract described in the prospectus. American Express Financial Advisors Inc., the distributor of the annuity contract described in the prospectus, changed its name to Ameriprise Financial Services, Inc., a wholly owned subsidiary of Ameriprise Financial.

As part of a corporate reorganization, Ameriprise Financial also introduced the RiverSource(SM) brand. The RiverSource brand represents Ameriprise Financial's products. Accordingly, RiverSource replaced "American Express" in the name of the annuity contract as follows:

Old Annuity Name                           New Annuity Name
------------------------------------------ -------------------------------------
American Express Retirement Advisor        RiverSource(SM) Retirement Advisor
Advantage Plus(R) Variable Annuity /       Advantage Plus Variable Annuity /
American Express Retirement Advisor        RiverSource(SM) Retirement Advisor
Select Plus(R) Variable Annuity            Select Plus Variable Annuity
------------------------------------------ -------------------------------------

On Oct. 1, 2005, the RiverSource brand replaced "American Express" and "AXP" in the name of the American Express(R) Variable Portfolio Funds and certain funds changed their names as indicated in the following table. In addition, the fee tables have been restated to reflect current fees.

Minimum and maximum total operating expenses for the funds

(Including management fee, distribution and/or service (12b-1) fees and other expenses).

                                                                              Minimum        Maximum
Total expenses before fee waivers and/or expense reimbursements              0.55%(1)       2.86%(1)

Total annual operating expenses for each fund

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)

                                                                            Management    Distribution     Other
Fund (Old Name / New Name)                                                     fees       (12b-1) fees   expenses    Total
AXP(R) Variable Portfolio - Cash Management Fund /
RiverSource(SM) Variable Portfolio - Cash Management Fund                      0.51%        0.13%        0.08%     0.72%(1)
AXP(R) Variable Portfolio - Core Bond Fund /
RiverSource(SM) Variable Portfolio - Core Bond Fund                            0.63%        0.13%        0.39%     1.15%(1),(2)
AXP(R) Variable Portfolio - Diversified Bond Fund /
RiverSource(SM) Variable Portfolio - Diversified Bond Fund                     0.60%        0.13%        0.10%     0.83%(1)
AXP(R) Variable Portfolio - Diversified Equity Income Fund /
RiverSource(SM) Variable Portfolio - Diversified Equity Income Fund            0.64%        0.13%        0.11%     0.88%(1)
AXP(R) Variable Portfolio - Equity Select Fund /
RiverSource(SM) Variable Portfolio - Mid Cap Growth Fund                       0.57%        0.13%        0.15%     0.85%(1),(2)
AXP(R) Variable Portfolio - Global Bond Fund /
RiverSource(SM) Variable Portfolio - Global Bond Fund                          0.83%        0.13%        0.14%     1.10%(1)
AXP(R) Variable Portfolio - Global Inflation Protected Securities Fund(3) /
RiverSource(SM) Variable Portfolio - Global Inflation Protected
Securities Fund                                                                0.49%        0.13%        0.18%     0.80%(1),(2)
AXP(R) Variable Portfolio - Growth Fund /
RiverSource(SM) Variable Portfolio - Growth Fund                               0.55%        0.13%        0.18%     0.86%(1)

                                    -- 9 --

Total annual operating expenses for each fund (continued)

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)

                                                                            Management    Distribution     Other
Fund (Old Name / New Name)                                                     fees       (12b-1) fees   expenses    Total
AXP(R) Variable Portfolio - High Yield Bond Fund /
RiverSource(SM) Variable Portfolio - High Yield Bond Fund                      0.62%        0.13%        0.09%     0.84%(1)
AXP(R) Variable Portfolio - Income Opportunities Fund /
RiverSource(SM) Variable Portfolio - Income Opportunities Fund                 0.64%        0.13%        0.80%     1.57%(1),(2)
AXP(R) Variable Portfolio - Large Cap Equity Fund /
RiverSource(SM) Variable Portfolio - Large Cap Equity Fund                     0.65%        0.13%        0.08%     0.86%(1)
AXP(R) Variable Portfolio - Large Cap Value Fund /
RiverSource(SM) Variable Portfolio - Large Cap Value Fund                      0.63%        0.13%        2.10%     2.86%(1),(2)
AXP(R) Variable Portfolio - Managed Fund /
RiverSource(SM) Variable Portfolio - Balanced Fund                             0.59%        0.13%        0.08%     0.80%(1)
AXP(R) Variable Portfolio - New Dimensions Fund(R) /
RiverSource(SM) Variable Portfolio - New Dimensions Fund(R)                    0.53%        0.13%        0.07%     0.73%(1)
AXP(R) Variable Portfolio - Partners Select Value Fund /
RiverSource(SM) Variable Portfolio - Select Value Fund                         0.81%        0.13%        1.03%     1.97%(1),(2)
AXP(R) Variable Portfolio - Partners Small Cap Value Fund /
RiverSource(SM) Variable Portfolio - Small Cap Value Fund                      0.94%        0.13%        0.20%     1.27%(1),(2)
AXP(R) Variable Portfolio - S&P 500 Index Fund /
RiverSource(SM) Variable Portfolio - S&P 500 Index Fund                        0.29%        0.13%        0.13%     0.55%(1),(2)
AXP(R) Variable Portfolio - Short Duration U.S. Government Fund /
RiverSource(SM) Variable Portfolio - Short Duration U.S. Government Fund       0.61%        0.13%        0.10%     0.84%(1)
AXP(R) Variable Portfolio - Small Cap Advantage Fund /
RiverSource(SM) Variable Portfolio - Small Cap Advantage Fund                  0.85%        0.13%        0.14%     1.12%(1)
AXP(R) Variable Portfolio - Strategy Aggressive Fund /
RiverSource(SM) Variable Portfolio - Strategy Aggressive Fund                  0.51%        0.13%        0.08%     0.72%(1)
AXP(R) Variable Portfolio - Threadneedle Emerging Markets Fund /
RiverSource(SM) Variable Portfolio - Emerging Markets Fund                     1.11%        0.13%        0.41%     1.65%(1),(2)
AXP(R) Variable Portfolio - Threadneedle International Fund /
RiverSource(SM) Variable Portfolio - International Opportunity Fund            0.75%        0.13%        0.12%     1.00%(1)
Lazard Retirement International Equity Portfolio                               0.75%        0.25%        0.29%     1.29%(4)

(1) The fund's expense figures are based on actual expenses for the fiscal year ended Aug. 31, 2004 adjusted to reflect current fees.

(2) RiverSource Investments and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Aug. 31, 2006, unless sooner terminated at the discretion of the fund's Board. Any amount waived will not be reimbursed by the fund. Under this agreement, net expenses, before giving effect to any performance incentive adjustment, will not exceed: 0.95% for RiverSource(SM) Variable Portfolio - Core Bond Fund, 1.75% for RiverSource(SM) Variable Portfolio - Emerging Markets Fund, 0.75% for RiverSource(SM) Variable Portfolio - Global Inflation Protected Securities Fund, 0.99% for RiverSource(SM) Variable Portfolio - Income Opportunities Fund, 1.05% for RiverSource(SM) Variable Portfolio - Large Cap Value Fund, 1.10% for RiverSource(SM) Variable Portfolio - Mid Cap Growth Fund, 1.15% for RiverSource(SM) Variable Portfolio - Select Value Fund, 1.30% for RiverSource(SM) Variable Portfolio - Small Cap Value Fund and 0.495% for RiverSource(SM) Variable Portfolio - S&P 500 Index Fund.

(3) AXP(R) Variable Portfolio - Inflation Protected Securities Fund changed to AXP(R) Variable Portfolio - Global Inflation Protected Securities Fund on Sept. 12, 2005.

(4) The fund's expense figures are based on actual expenses for the fiscal year ended Dec. 31, 2004 adjusted to reflect current fees.

RiverSource also is used for certain subsidiaries of Ameriprise Financial that provide services in connection with the annuity contract. On Oct. 1, 2005, RiverSource Investments, LLC, a wholly owned subsidiary of Ameriprise Financial, replaced Ameriprise Financial as the investment adviser of the RiverSource Variable Portfolio Funds. The full transition to the RiverSource name will be substantially completed in the fourth quarter 2005, and will be subsequently communicated to contract owners, as appropriate.

The separation of the American Express Financial Advisors unit from American Express was completed on Sept. 30, 2005. Ameriprise Financial and its subsidiaries are no longer affiliated with American Express. Ameriprise Financial is now an independent company trading under the ticker symbol AMP with a board of directors and management that are separate from American Express.

Guaranteed Withdrawal Benefit Rider (Withdrawal Rider)

The statement "We limit the cumulative amount of purchase payments to $100,000" is replaced with "We reserve the right to limit cumulative amount of purchase payments, subject to state restrictions."

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE CURRENT PROSPECTUS FOR YOUR PRODUCT.

                                    -- 10 --

                  Prospectus and Statement of Additional Information

                         Supplement dated Oct. 3, 2005*

Product Name                                                             Prospectus Form # SAI Form #     Date
IDS Life of New York Variable Universal Life                                 S-6171 AG      S-6337 C      4/29/05
IDS Life of New York Variable Universal Life III                             S-6211 G       S-6337 C      4/29/05

On Feb. 1, 2005, American Express Company (American Express) announced plans to pursue a spin off to American Express shareholders of its American Express Financial Advisors unit. On Aug. 1, 2005 several of the companies offering the products and services of the American Express Financial Advisors unit changed their names in anticipation of their separation from American Express. American Express Financial Corporation changed its name to Ameriprise Financial, Inc. (Ameriprise Financial). Ameriprise Financial is the parent company of the Ameriprise Financial family of companies, including IDS Life Insurance Company (IDS Life). IDS Life is the parent company of IDS Life Insurance Company of New York, the issuer of the life insurance policy described in the prospectus. American Express Financial Advisors Inc., the distributor of the life insurance policy described in the prospectus, changed its name to Ameriprise Financial Services, Inc., a wholly owned subsidiary of Ameriprise Financial.

As part of a corporate reorganization, Ameriprise Financial also introduced the RiverSource(SM) brand. The RiverSource brand represents Ameriprise Financial's products. Accordingly, on Oct. 1, 2005, the RiverSource brand replaced "American Express" and "AXP" in the name of the American Express(R) Variable Portfolio Funds and certain funds changed their names as indicated in the following table. In addition, the fee tables have been restated to reflect current fees.

Minimum and maximum total operating expenses for the funds

(Including management fee, distribution and/or service (12b-1) fees and other expenses).

                                                                              Minimum        Maximum
Total expenses before fee waivers and/or expense reimbursements              0.55%(1)       1.65%(1)

Total annual operating expenses for each fund

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)

                                                                            Management    Distribution     Other
Fund (Old Name / New Name)                                                     fees       (12b-1) fees   expenses    Total
AXP(R) Variable Portfolio - Cash Management Fund /
RiverSource(SM) Variable Portfolio - Cash Management Fund                      0.51%        0.13%        0.08%     0.72%(1)
AXP(R) Variable Portfolio - Diversified Bond Fund /
RiverSource(SM) Variable Portfolio - Diversified Bond Fund                     0.60%        0.13%        0.10%     0.83%(1)
AXP(R) Variable Portfolio - Diversified Equity Income Fund /
RiverSource(SM) Variable Portfolio - Diversified Equity Income Fund            0.64%        0.13%        0.11%     0.88%(1)
AXP(R) Variable Portfolio - Global Bond Fund /
RiverSource(SM) Variable Portfolio - Global Bond Fund                          0.83%        0.13%        0.14%     1.10%(1)
AXP(R) Variable Portfolio - Growth Fund /
RiverSource(SM) Variable Portfolio - Growth Fund                               0.55%        0.13%        0.18%     0.86%(1)
AXP(R) Variable Portfolio - High Yield Bond Fund /
RiverSource(SM) Variable Portfolio - High Yield Bond Fund                      0.62%        0.13%        0.09%     0.84%(1)
AXP(R) Variable Portfolio - Large Cap Equity Fund /
RiverSource(SM) Variable Portfolio - Large Cap Equity Fund                     0.65%        0.13%        0.08%     0.86%(1)
AXP(R) Variable Portfolio - Managed Fund /
RiverSource(SM) Variable Portfolio - Balanced Fund                             0.59%        0.13%        0.08%     0.80%(1)
AXP(R) Variable Portfolio - New Dimensions Fund(R) /
RiverSource(SM) Variable Portfolio - New Dimensions Fund(R)                    0.53%        0.13%        0.07%     0.73%(1)
AXP(R) Variable Portfolio - S&P 500 Index Fund /
RiverSource(SM) Variable Portfolio - S&P 500 Index Fund                        0.29%        0.13%        0.13%     0.55%(1),(2)

                                    -- 11 --

Total annual operating expenses for each fund (continued)

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)

                                                                            Management    Distribution     Other
Fund (Old Name / New Name)                                                     fees       (12b-1) fees   expenses    Total
AXP(R) Variable Portfolio - Short Duration U.S. Government Fund /
RiverSource(SM) Variable Portfolio - Short Duration U.S. Government Fund       0.61%        0.13%        0.10%     0.84%(1)
AXP(R) Variable Portfolio - Small Cap Advantage Fund /
RiverSource(SM) Variable Portfolio - Small Cap Advantage Fund                  0.85%        0.13%        0.14%     1.12%(1)
AXP(R) Variable Portfolio - Strategy Aggressive Fund /
RiverSource(SM) Variable Portfolio - Strategy Aggressive Fund                  0.51%        0.13%        0.08%     0.72%(1)
AXP(R) Variable Portfolio - Threadneedle Emerging Markets Fund /
RiverSource(SM) Variable Portfolio - Emerging Markets Fund                     1.11%        0.13%        0.41%     1.65%(1),(2)
AXP(R) Variable Portfolio - Threadneedle International Fund /
RiverSource(SM) Variable Portfolio - International Opportunity Fund            0.75%        0.13%        0.12%     1.00%(1)
Lazard Retirement International Equity Portfolio                               0.75%        0.25%        0.29%     1.29%(3)

(1) The fund's expense figures are based on actual expenses for the fiscal year ended Aug. 31, 2004 adjusted to reflect current fees.

(2) RiverSource Investments and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Aug. 31, 2006, unless sooner terminated at the discretion of the fund's Board. Any amount waived will not be reimbursed by the fund. Under this agreement, net expenses, before giving effect to any performance incentive adjustment, will not exceed: 1.75% for RiverSource(SM) Variable Portfolio - Emerging Markets Fund and 0.495% for RiverSource(SM) Variable Portfolio - S&P 500 Index Fund.

(3) The fund's expense figures are based on actual expenses for the fiscal year ended Dec. 31, 2004 adjusted to reflect current fees.

RiverSource also is used for certain subsidiaries of Ameriprise Financial that provide services in connection with the life insurance policy. On Oct. 1, 2005, RiverSource Investments, LLC, a wholly owned subsidiary of Ameriprise Financial, replaced Ameriprise Financial as the investment adviser of the RiverSource Variable Portfolio Funds. The full transition to the RiverSource name will be substantially completed in the fourth quarter 2005, and will be subsequently communicated to policy owners, as appropriate.

The separation of the American Express Financial Advisors unit from American Express was completed on Sept. 30, 2005. Ameriprise Financial and its subsidiaries are no longer affiliated with American Express. Ameriprise Financial is now an independent company trading under the ticker symbol AMP with a board of directors and management that are separate from American Express.

For IDS Life of New York Variable Universal Life III only:

CHANGE TO "OPTION A -- INTEREST PAYMENTS"

"Option A -- Interest Payments" under the "Payment Options" section of "Payment of Policy Proceeds" on page 34 of the prospectus is replaced with the following:

Option A -- Interest Payments: We will pay interest on any proceeds placed under this option at a rate of 3% per year compounded annually, at regular intervals and for a period that is agreeable to both you and us. At the end of any payment interval, you may withdraw proceeds in amounts of at least $100. At any time, you may withdraw all of the proceeds that remain or you may place them under a different payment option approved by us.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE CURRENT PROSPECTUS FOR YOUR PRODUCT.

                                    -- 12 --

                  Prospectus and Statement of Additional Information

                         Supplement dated Oct. 3, 2005*

Product Name                                                             Prospectus Form #    SAI Form #       Date
IDS Life of New York Variable Universal Life IV /
IDS Life of New York Variable Universal Life IV - Estate Series              S-6419 E          S-6337 C       4/29/05

On Feb. 1, 2005, American Express Company (American Express) announced plans to pursue a spin off to American Express shareholders of its American Express Financial Advisors unit. On Aug. 1, 2005 several of the companies offering the products and services of the American Express Financial Advisors unit changed their names in anticipation of their separation from American Express. American Express Financial Corporation changed its name to Ameriprise Financial, Inc. (Ameriprise Financial). Ameriprise Financial is the parent company of the Ameriprise Financial family of companies, including IDS Life Insurance Company (IDS Life). IDS Life is the parent company of IDS Life Insurance Company of New York, the issuer of the life insurance policy described in the prospectus. American Express Financial Advisors Inc., the distributor of the life insurance policy described in the prospectus, changed its name to Ameriprise Financial Services, Inc., a wholly owned subsidiary of Ameriprise Financial.

As part of a corporate reorganization, Ameriprise Financial also introduced the RiverSource(SM) brand. The RiverSource brand represents Ameriprise Financial's products. Accordingly, on Oct. 1, 2005, the RiverSource brand replaced "American Express" and "AXP" in the name of the American Express(R) Variable Portfolio Funds and certain funds changed their names as indicated in the following table. In addition, the fee tables have been restated to reflect current fees.

Minimum and maximum total operating expenses for the funds

(Including management fee, distribution and/or service (12b-1) fees and other expenses).

                                                                              Minimum        Maximum
Total expenses before fee waivers and/or expense reimbursements              0.55%(1)       2.86%(1)

Total annual operating expenses for each fund

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)

                                                                            Management    Distribution     Other
Fund (Old Name / New Name)                                                     fees       (12b-1) fees   expenses    Total
AXP(R) Variable Portfolio - Cash Management Fund /
RiverSource(SM) Variable Portfolio - Cash Management Fund                      0.51%        0.13%        0.08%     0.72%(1)
AXP(R) Variable Portfolio - Core Bond Fund /
RiverSource(SM) Variable Portfolio - Core Bond Fund                            0.63%        0.13%        0.39%     1.15%(1),(2),(3)
AXP(R) Variable Portfolio - Diversified Bond Fund /
RiverSource(SM) Variable Portfolio - Diversified Bond Fund                     0.60%        0.13%        0.10%     0.83%(1)
AXP(R) Variable Portfolio - Diversified Equity Income Fund /
RiverSource(SM) Variable Portfolio - Diversified Equity Income Fund            0.64%        0.13%        0.11%     0.88%(1)
AXP(R) Variable Portfolio - Equity Select Fund /
RiverSource(SM) Variable Portfolio - Mid Cap Growth Fund                       0.57%        0.13%        0.15%     0.85%(1),(3)
AXP(R) Variable Portfolio - Global Bond Fund /
RiverSource(SM) Variable Portfolio - Global Bond Fund                          0.83%        0.13%        0.14%     1.10%(1)
AXP(R) Variable Portfolio - Global Inflation Protected Securities Fund(4) /
RiverSource(SM) Variable Portfolio - Global Inflation Protected
Securities Fund                                                                0.49%        0.13%        0.18%     0.80%(1),(2),(3)
AXP(R) Variable Portfolio - Growth Fund /
RiverSource(SM) Variable Portfolio - Growth Fund                               0.55%        0.13%        0.18%     0.86%(1)
AXP(R) Variable Portfolio - High Yield Bond Fund /
RiverSource(SM) Variable Portfolio - High Yield Bond Fund                      0.62%        0.13%        0.09%     0.84%(1)
AXP(R) Variable Portfolio - Income Opportunities Fund /
RiverSource(SM) Variable Portfolio - Income Opportunities Fund                 0.64%        0.13%        0.80%     1.57%(1),(2),(3)
AXP(R) Variable Portfolio - Large Cap Equity Fund /
RiverSource(SM) Variable Portfolio - Large Cap Equity Fund                     0.65%        0.13%        0.08%     0.86%(1)
AXP(R) Variable Portfolio - Large Cap Value Fund /
RiverSource(SM) Variable Portfolio - Large Cap Value Fund                      0.63%        0.13%        2.10%     2.86%(1),(2),(3)

                                    -- 13 --

Total annual operating expenses for each fund (continued

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)

                                                                            Management    Distribution     Other
Fund (Old Name / New Name)                                                     fees       (12b-1) fees   expenses    Total
AXP(R) Variable Portfolio - Managed Fund /
RiverSource(SM) Variable Portfolio - Balanced Fund                             0.59%        0.13%        0.08%     0.80%(1)
AXP(R) Variable Portfolio - Mid Cap Value Fund /
RiverSource(SM) Variable Portfolio - Mid Cap Value Fund                        0.73%        0.13%        0.53%     1.39%(1),(2),(3)
AXP(R) Variable Portfolio - New Dimensions Fund(R) /
RiverSource(SM) Variable Portfolio - New Dimensions Fund(R)                    0.53%        0.13%        0.07%     0.73%(1)
AXP(R) Variable Portfolio - Partners Select Value Fund /
RiverSource(SM) Variable Portfolio - Select Value Fund                         0.81%        0.13%        1.03%     1.97%(1),(2),(3)
AXP(R) Variable Portfolio - Partners Small Cap Value Fund /
RiverSource(SM) Variable Portfolio - Small Cap Value Fund                      0.94%        0.13%        0.20%     1.27%(1),(3)
AXP(R) Variable Portfolio - S&P 500 Index Fund /
RiverSource(SM) Variable Portfolio - S&P 500 Index Fund                        0.29%        0.13%        0.13%     0.55%(1),(2)
AXP(R) Variable Portfolio - Short Duration U.S. Government Fund /
RiverSource(SM) Variable Portfolio - Short Duration U.S. Government Fund       0.61%        0.13%        0.10%     0.84%(1)
AXP(R) Variable Portfolio - Small Cap Advantage Fund /
RiverSource(SM) Variable Portfolio - Small Cap Advantage Fund                  0.85%        0.13%        0.14%     1.12%(1)
AXP(R) Variable Portfolio - Strategy Aggressive Fund /
RiverSource(SM) Variable Portfolio - Strategy Aggressive Fund                  0.51%        0.13%        0.08%     0.72%(1)
AXP(R) Variable Portfolio - Threadneedle Emerging Markets Fund /
RiverSource(SM) Variable Portfolio - Emerging Markets Fund                     1.11%        0.13%        0.41%     1.65%(1),(3)
AXP(R) Variable Portfolio - Threadneedle International Fund /
RiverSource(SM) Variable Portfolio - International Opportunity Fund            0.75%        0.13%        0.12%     1.00%(1)
Lazard Retirement International Equity Portfolio                               0.75%        0.25%        0.29%     1.29%(5)

(1) The fund's expense figures are based on actual expenses for the fiscal year ended Aug. 31, 2004 adjusted to reflect current fees.

(2) Available under IDS Life of New York Variable Universal Life IV/IDS Life of New York Universal Life IV - Estate Series policies sold on or after Aug. 30, 2005.

(3) RiverSource Investments and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Aug. 31, 2006, unless sooner terminated at the discretion of the fund's Board. Any amount waived will not be reimbursed by the fund. Under this agreement, net expenses, before giving effect to any performance incentive adjustment, will not exceed: 0.95% for RiverSource(SM) Variable Portfolio - Core Bond Fund, 1.75% for RiverSource(SM) Variable Portfolio - Emerging Markets Fund, 0.75% for RiverSource(SM) Variable Portfolio - Global Inflation Protected Securities Fund, 0.99% for RiverSource(SM) Variable Portfolio - Income Opportunities Fund, 1.05% for RiverSource(SM) Variable Portfolio - Large Cap Value Fund, 1.10% for RiverSource(SM) Variable Portfolio - Mid Cap Growth Fund, 1.08% for RiverSource(SM) Variable Portfolio - Mid Cap Value Fund, 1.15% for RiverSource(SM) Variable Portfolio - Select Value Fund, 1.30% for RiverSource(SM) Variable Portfolio - Small Cap Value Fund and 0.495% for RiverSource(SM) Variable Portfolio - S&P 500 Index Fund.

(4) AXP(R) Variable Portfolio - Inflation Protected Securities Fund changed to AXP(R) Variable Portfolio - Global Inflation Protected Securities Fund on Sept. 12, 2005.

(5) The fund's expense figures are based on actual expenses for the fiscal year ended Dec. 31, 2004 adjusted to reflect current fees.

RiverSource also is used for certain subsidiaries of Ameriprise Financial that provide services in connection with the life insurance policy. On Oct. 1, 2005, RiverSource Investments, LLC, a wholly owned subsidiary of Ameriprise Financial, replaced Ameriprise Financial as the investment adviser of the RiverSource Variable Portfolio Funds. The full transition to the RiverSource name will be substantially completed in the fourth quarter 2005, and will be subsequently communicated to policy owners, as appropriate.

The separation of the American Express Financial Advisors unit from American Express was completed on Sept. 30, 2005. Ameriprise Financial and its subsidiaries are no longer affiliated with American Express. Ameriprise Financial is now an independent company trading under the ticker symbol AMP with a board of directors and management that are separate from American Express.

CHANGE TO "OPTION A -- INTEREST PAYMENTS"

"Option A -- Interest Payments" under the "Payment Options" section of "Payment of Policy Proceeds" on page 38 of the prospectus is replaced with the following:

Option A -- Interest Payments: We will pay interest on any proceeds placed under this option at a rate of 3% per year compounded annually, at regular intervals and for a period that is agreeable to both you and us. At the end of any payment interval, you may withdraw proceeds in amounts of at least $100. At any time, you may withdraw all of the proceeds that remain or you may place them under a different payment option approved by us.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE CURRENT PROSPECTUS FOR YOUR PRODUCT.

                                    -- 14 --

                  Prospectus and Statement of Additional Information

                         Supplement dated Oct. 3, 2005*

Product Name                                                                Prospectus Form #        SAI Form #          Date
IDS Life of New York Succession Select Variable Life Insurance               S-6203 E                S-6337 C           4/29/05

On Feb. 1, 2005, American Express Company (American Express) announced plans to pursue a spin off to American Express shareholders of its American Express Financial Advisors unit. On Aug. 1, 2005 several of the companies offering the products and services of the American Express Financial Advisors unit changed their names in anticipation of their separation from American Express. American Express Financial Corporation changed its name to Ameriprise Financial, Inc. (Ameriprise Financial). Ameriprise Financial is the parent company of the Ameriprise Financial family of companies, including IDS Life Insurance Company (IDS Life). IDS Life is the parent company of IDS Life Insurance Company of New York, the issuer of the life insurance policy described in the prospectus. American Express Financial Advisors Inc., the distributor of the life insurance policy described in the prospectus, changed its name to Ameriprise Financial Services, Inc., a wholly owned subsidiary of Ameriprise Financial.

As part of a corporate reorganization, Ameriprise Financial also introduced the RiverSource(SM) brand. The RiverSource brand represents Ameriprise Financial's products. Accordingly, on Oct. 1, 2005, the RiverSource brand replaced "American Express" and "AXP" in the name of the American Express(R) Variable Portfolio Funds and certain funds changed their names as indicated in the following table. In addition, the fee tables have been restated to reflect current fees.

Minimum and maximum total operating expenses for the funds

(Including management fee, distribution and/or service (12b-1) fees and other expenses).

                                                                              Minimum        Maximum
Total expenses before fee waivers and/or expense reimbursements              0.55%(1)         2.20%

Total annual operating expenses for each fund

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)

                                                                            Management    Distribution     Other
Fund (Old Name / New Name)                                                     fees       (12b-1) fees   expenses    Total
AXP(R) Variable Portfolio - Cash Management Fund /
RiverSource(SM) Variable Portfolio - Cash Management Fund                      0.51%        0.13%        0.08%     0.72%(1)
AXP(R) Variable Portfolio - Diversified Bond Fund /
RiverSource(SM) Variable Portfolio - Diversified Bond Fund                     0.60%        0.13%        0.10%     0.83%(1)
AXP(R) Variable Portfolio - Diversified Equity Income Fund /
RiverSource(SM) Variable Portfolio - Diversified Equity Income Fund            0.64%        0.13%        0.11%     0.88%(1)
AXP(R) Variable Portfolio - Equity Select Fund /
RiverSource(SM) Variable Portfolio - Mid Cap Growth Fund                       0.57%        0.13%        0.15%     0.85%(1),(2)
AXP(R) Variable Portfolio - Global Bond Fund /
RiverSource(SM) Variable Portfolio - Global Bond Fund                          0.83%        0.13%        0.14%     1.10%(1)
AXP(R) Variable Portfolio - Growth Fund /
RiverSource(SM) Variable Portfolio - Growth Fund                               0.55%        0.13%        0.18%     0.86%(1)
AXP(R) Variable Portfolio - High Yield Bond Fund /
RiverSource(SM) Variable Portfolio - High Yield Bond Fund                      0.62%        0.13%        0.09%     0.84%(1)
AXP(R) Variable Portfolio - Large Cap Equity Fund /
RiverSource(SM) Variable Portfolio - Large Cap Equity Fund                     0.65%        0.13%        0.08%     0.86%(1)
AXP(R) Variable Portfolio - Managed Fund /
RiverSource(SM) Variable Portfolio - Balanced Fund                             0.59%        0.13%        0.08%     0.80%(1)
AXP(R) Variable Portfolio - New Dimensions Fund(R) /
RiverSource(SM) Variable Portfolio - New Dimensions Fund(R)                    0.53%        0.13%        0.07%     0.73%(1)
AXP(R) Variable Portfolio - Partners Small Cap Value Fund /
RiverSource(SM) Variable Portfolio - Small Cap Value Fund                      0.94%        0.13%        0.20%     1.27%(1),(2)
AXP(R) Variable Portfolio - S&P 500 Index Fund /
RiverSource(SM) Variable Portfolio - S&P 500 Index Fund                        0.29%        0.13%        0.13%     0.55%(1),(2)
AXP(R) Variable Portfolio - Short Duration U.S. Government Fund /
RiverSource(SM) Variable Portfolio - Short Duration U.S. Government Fund       0.61%        0.13%        0.10%     0.84%(1)

                                    -- 15 --

Total annual operating expenses for each fund (continued)

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)

                                                                            Management    Distribution     Other
Fund (Old Name / New Name)                                                     fees       (12b-1) fees   expenses    Total
AXP(R) Variable Portfolio - Small Cap Advantage Fund /
RiverSource(SM) Variable Portfolio - Small Cap Advantage Fund                  0.85%        0.13%        0.14%     1.12%(1)
AXP(R) Variable Portfolio - Strategy Aggressive Fund /
RiverSource(SM) Variable Portfolio - Strategy Aggressive Fund                  0.51%        0.13%        0.08%     0.72%(1)
AXP(R) Variable Portfolio - Threadneedle Emerging Markets Fund /
RiverSource(SM) Variable Portfolio - Emerging Markets Fund                     1.11%        0.13%        0.41%     1.65%(1),(2)
AXP(R) Variable Portfolio - Threadneedle International Fund /
RiverSource(SM) Variable Portfolio - International Opportunity Fund            0.75%        0.13%        0.12%     1.00%(1)
Lazard Retirement International Equity Portfolio                               0.75%        0.25%        0.29%     1.29%(3)

(1) The fund's expense figures are based on actual expenses for the fiscal year ended Aug. 31, 2004 adjusted to reflect current fees.

(2) RiverSource Investments and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Aug. 31, 2006, unless sooner terminated at the discretion of the fund's Board. Any amount waived will not be reimbursed by the fund. Under this agreement, net expenses, before giving effect to any performance incentive adjustment, will not exceed: 1.75% for RiverSource(SM) Variable Portfolio - Emerging Markets Fund, 1.10% for RiverSource(SM) Variable Portfolio - Mid Cap Growth Fund, 1.30% for RiverSource(SM) Variable Portfolio - Small Cap Value Fund and 0.495% for RiverSource(SM) Variable Portfolio - S&P 500 Index Fund.

(3) The fund's expense figures are based on actual expenses for the fiscal year ended Dec. 31, 2004 adjusted to reflect current fees.

RiverSource also is used for certain subsidiaries of Ameriprise Financial that provide services in connection with the life insurance policy. On Oct. 1, 2005, RiverSource Investments, LLC, a wholly owned subsidiary of Ameriprise Financial, replaced Ameriprise Financial as the investment adviser of the RiverSource Variable Portfolio Funds. The full transition to the RiverSource name will be substantially completed in the fourth quarter 2005, and will be subsequently communicated to policy owners, as appropriate.

The separation of the American Express Financial Advisors unit from American Express was completed on Sept. 30, 2005. Ameriprise Financial and its subsidiaries are no longer affiliated with American Express. Ameriprise Financial is now an independent company trading under the ticker symbol AMP with a board of directors and management that are separate from American Express.

CHANGE TO "OPTION A -- INTEREST PAYMENTS"

"Option A -- Interest Payments" under the "Payment Options" section of "Payment of Policy Proceeds" on page 38 of the prospectus is replaced with the following:

Option A -- Interest Payments: We will pay interest on any proceeds placed under this option at a rate of 3% per year compounded annually, at regular intervals and for a period that is agreeable to both you and us. At the end of any payment interval, you may withdraw proceeds in amounts of at least $100. At any time, you may withdraw all of the proceeds that remain or you may place them under a different payment option approved by us.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE CURRENT PROSPECTUS FOR YOUR PRODUCT.

                                    -- 16 --



S-6405M A (10-05)